UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2006

        Check here if Amendment  [ ];  Amendment Number:
        This Amendment (Check only one):
                [ ] is a restatement.
                [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Highlander Fund Management LLC (1)

Address:    411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Christopher G. Altschul

Title: President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul      Greenwich, CT            11/14/06
      (Name)                     (City, State)             (Date)

REPORT TYPE (CHECK ONLY ONE):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37 Items

Form 13F Information Table Value Total: $ 149,487.37 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                                                               VOTING
                                TITLE OF                VALUE      SHARES OR    SH/   INVESTMENT    OTHER     AUTHORITY
NAME OF ISSUER ................. CLASS       CUSIP     (X $1,000)  PRN AMOUNT   PRN   DISCRETION    MANAGERS    SOLE
ALCAN INC .......................COM        013716105  $ 3,543.00   75,000      SH    SOLE          NONE        75,000
ADVANCE AUTO PARTS INC ..........COM        00751Y106  $ 4,108.50   110,000     SH    SOLE          NONE       110,000
                                COM PAR
ALLIED WASTE INDS INC ........ $.01 NEW     019589308  $ 3,345.00   250,000     SH    SOLE          NONE       250,000
ARMOR HOLDINGS INC ..............COM        042260109  $ 4,626.00   90,000      SH    SOLE          NONE        90,000
BEMA GOLD CORP ..................COM        08135F107  $ 2,645.00   500,000     SH    SOLE          NONE       500,000
BUCYRUS INTL INC NEW ............CL A       118759109  $ 6,119.40   140,000     SH    SOLE          NONE       140,000
BURLINGTON NORTHN SANTA FE C ....COM        12189T104  $ 4,245.45   55,000      SH    SOLE          NONE        55,000
CELANESE CORP DEL ...............COM SER A  150870103  $ 3,601.80   180,000     SH    SOLE          NONE       180,000
CHESAPEAKE ENERGY CORP ..........COM        165167107  $ 4,199.00   130,000     SH    SOLE          NONE       130,000
                              NY REGISTRY
CHICAGO BRIDGE & IRON CO N V ....SH         167250109  $ 4,081.75   145,000     SH    SOLE          NONE       145,000
CLEVELAND CLIFFS INC ............COM        185896107  $ 3,811.00   100,000     SH    SOLE          NONE       100,000
COOPER INDS LTD .................CL A       G24182100  $ 4,056.36   44,000      SH    SOLE          NONE        44,000
DEERE & CO ......................COM        244199105  $ 5,226.60   60,000      SH    SOLE          NONE        60,000
DU PONT E I DE NEMOURS & CO .....COM        263534109  $ 2,838.00   60,000      SH    SOLE          NONE        60,000
EATON CORP ......................COM        278058102  $ 4,114.00   55,000      SH    SOLE          NONE        55,000
EMERSON ELEC CO .................COM        291011104  $ 5,078.48   58,000      SH    SOLE          NONE        58,000
FLUOR CORP NEW ..................COM        343412102  $ 5,000.40   60,000      SH    SOLE          NONE        60,000
FREEPORT-MCMORAN COPPER & GO ....CL B       35671D857  $ 4,117.40   70,000      SH    SOLE          NONE        70,000
GENERAL ELECTRIC CO .............COM        369604103  $ 4,923.80   140,000     SH    SOLE          NONE       140,000
GOODMAN GLOBAL INC ..............COM        38239A100  $ 4,672.50   350,000     SH    SOLE          NONE       350,000
GOODRICH CORP ...................COM        382388106  $ 4,983.96   123,000     SH    SOLE          NONE       123,000
HUNT J B TRANS SVCS INC .........COM        445658107  $ 3,574.40   160,000     SH    SOLE          NONE       160,000
KINROSS GOLD CORP ...........COM NO PAR     496902404  $ 3,156.40   260,000     SH    SOLE          NONE       260,000
LONE STAR TECHNOLOGIES INC ......COM        542312103  $ 3,243.50   65,000      SH    SOLE          NONE        65,000
NORFOLK SOUTHERN CORP ...........COM        655844108  $ 2,998.77   57,000      SH    SOLE          NONE        57,000
PAN AMERICAN SILVER CORP ........COM        697900108  $ 2,954.90   130,000     SH    SOLE          NONE       130,000
PEABODY ENERGY CORP .............COM        704549104  $ 4,147.00   100,000     SH    SOLE          NONE       100,000
SEARS HLDGS CORP ................COM        812350106  $ 4,247.52   24,000      SH    SOLE          NONE        24,000
SHAW GROUP INC ..................COM        820280105  $ 4,049.85   145,000     SH    SOLE          NONE       145,000
                                SPON ADR
SOCIEDAD QUIMICA MINERA DE C ....SER B      833635105  $ 3,453.00   30,000      SH    SOLE          NONE        30,000
TRANSOCEAN INC ..................ORD        G90078109  $ 2,270.10   30,000      SH    SOLE          NONE        30,000
TXU CORP ........................COM        873168108  $ 2,837.28   48,000      SH    SOLE          NONE        48,000
3M CO ...........................COM        88579Y101  $ 5,147.35   65,000      SH    SOLE          NONE        65,000
UNITED STATES STL CORP NEW ......COM        912909108  $ 3,991.80   60,000      SH    SOLE          NONE        60,000
U S AIRWAYS GROUP INC ...........COM        90341W108  $ 5,176.50   105,000     SH    SOLE          NONE       105,000
WASTE MGMT INC DEL ..............COM        94106L109  $ 4,401.60   120,000     SH    SOLE          NONE       120,000
WHEELING PITTSBURGH CORP ........COM NEW    963142302  $ 4,500.00   250,000     SH    SOLE          NONE       250,000

                                                      $149,487.37 4,444,000                                  4,444,000
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